Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 1,053	$ 939
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	221	76
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	247	396
External Customers
Disaggregation of Revenue [Line Items]
Revenue	725	815
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	328	124
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	468	472
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	255	441
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	213	31
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	585	467
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	470	374
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 115	$ 93